Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 1,674	$ 1,775